Cover Document	May 20, 2020
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	May 20, 2020
Entity Registrant Name	Spark Energy, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36559
Entity Tax Identification Number	46-5453215
Entity Address, Address Line One	12140 Wickchester Ln
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079
City Area Code	713
Local Phone Number	600-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001606268
Amendment Flag	false
Class A common stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	SPKE
Security Exchange Name	NASDAQ
8.75% Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	8.75% Series A Fixed-to-Floating RateCumulative Redeemable Perpetual Preferred Stock, par value $0.01 per share
Trading Symbol	SPKEP
Security Exchange Name	NASDAQ